Note 16 - Reconciliation of total net assets of Harvest Fund Management Co., LTD to the Groups carrying amount (Detail) - Harvest Fund Management Co., LTD [Member] - EUR (€) € in Millions		Dec. 31, 2022	[1]	Dec. 31, 2021 [2]
Reconciliation of total net assets of Harvest Fund Management Co., LTD to the Groups carrying amount [Line Items]
Net assets of the equity method investee		€ 1,081		€ 1,027
Groups ownership percentage on the investees equity		30.00%	[3]	30.00%
Groups share of net assets		€ 324		€ 308
Goodwill		18		17
Intangible Assets		15		15
Other adjustments		4		1
Carrying amount	[4]	€ 361		€ 341

[1]	December 31, 2022 numbers are based on 2022 unaudited financials.
[2]	December 31, 2021 numbers are based on 2021 audited financials.
[3]	The Group has significant influence over these investees through its holding percentage and representation on the board seats.
[4]	There is no impairment loss in 2022 (€ 0 million in 2021).